UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
							[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: 					E*TRADE Asset Management,
Inc.
Address:					4500 Bohannon Drive
						Menlo Park, CA 94025
	13F File Number:			28-

The institutional investment manager filing this report and the person by whom it is assigned hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Donald Delano
Title:				Chief Compliance Officer
Phone:				646-840-8756
Signature, Place, and Date of Signing:
Donald Delano, New York, New York, February 11, 2004


Report Type (Check only one.):
						[ ]	13F HOLDINGS REPORT.
						[X] 	13F NOTICE.
						[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Form 13F File Number:	28-01874
Name:				Munder Capital Management